Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 08, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST III
Entity Central Index Key	dei_EntityCentralIndexKey	0001722388
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 08, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 08, 2024
Prospectus Date	rr_ProspectusDate	Nov. 08, 2024
FIRE Funds(TM) Wealth Builder ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FIRE Funds™ Wealth Builder ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The management fee waiver discussed above is reflected only through February 28, 2026. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (ETF) that seeks long-term capital appreciation. As a “fund of funds,” it invests its assets in shares of other ETFs and, to a limited extent, other exchange traded products (“ETPs”). The Fund primarily invests in affiliated ETFs managed by Tidal Investments LLC (the “Adviser”), but it may also invest in unaffiliated ETFs and ETPs (collectively, “Underlying ETFs”). The Fund will not invest in ETFs that are also structured as fund-of-funds or in ETFs that invest more than 10 percent of their assets in other investment companies and private funds.

FIRE Philosophy

The FIRE (Financial Independence, Retire Early) movement encourages individuals to achieve financial independence by aggressively saving and investing, often with the goal of retiring early. Participants typically aim to reduce expenses and accumulate substantial wealth through a combination of disciplined saving, investing in growth-oriented assets, and maximizing returns over time. The movement promotes a long-term approach to financial freedom, allowing individuals to retire or pursue other life goals at an earlier stage than traditional retirement timelines.

The Wealth Accumulation (Foundational) phase focuses on building a strong financial foundation through disciplined wealth building strategies. It emphasizes strategies such as reducing expenses, increasing income, and maximizing contributions to retirement accounts. The primary objective is to seek to grow assets significantly through aggressive saving and investing. The Fund designed for this phase targets long-term capital appreciation, offering a diversified mix of stocks, bonds, and other growth-oriented investments. The goal is to capitalize on compounding returns and sustained market growth over time.

Strategy Overview

The Adviser allocates the Fund’s portfolio equally among four baskets of Underlying ETFs designed to track the behavior of four distinct economic regimes. Each regime generally represents approximately 25% of the Fund’s portfolio. The four regimes are:

●

Prosperity, which will generally be comprised of Underlying ETFs that invest primarily in equity securities.

In addition, this basket will invest in Underlying ETFs that are managed using option-based strategies, designed to seek to enhance income, manage risk, or hedge against downside exposure. While options are the primary derivative, the Underlying ETFs may use other derivative instruments. These Underlying ETFs maintain significant equity exposure, aligning with the basket’s equity focus, while the use of derivatives adds strategies to potentially enhance returns or reduce volatility.

●	Recession, which will generally be comprised of Underlying ETFs that are:
○	Low-volatility ETFs (ETFs that aim to reduce risk and provide stable returns);
○	Long-short ETFs (ETFs that take both long and short positions to seek to profit from market fluctuations); and
○	Alternative ETFs (ETFs that focus on providing uncorrelated returns to the overall market).

In addition, this basket will invest in Underlying ETFs that primarily hold cash equivalents.

●	Inflation, which will generally be comprised of Underlying ETFs that primarily invest in:
○	Commodities (physical goods and raw materials, including digital assets);
○	Real estate (properties and real estate investment trusts); and
○	Other inflation beneficiaries (assets that tend to increase in value during inflationary periods).

In addition, this basket will invest in Underlying ETFs that use managed futures investment strategies (e.g., strategies that involve trading futures contracts to seek to capitalize on market trends).

●	Deflation, which will generally be comprised of Underlying ETFs that invest primarily in fixed income securities and bonds. In addition, this basket will be comprised of Underlying ETFs that are deflation beneficiaries (assets that tend to increase in value during deflationary periods).

The Adviser uses the following steps to select Underlying ETFs for each of the four baskets:

1.	Asset Class Benchmarks: The Adviser has selected the following ETFs noted below to represent the asset class benchmarks for each of the four regimes. The Adviser uses them to analyze the Underlying ETFs’ relative performance and correlation for each regime.

●	Prosperity: U.S. equities (Vanguard Total US Equity ETF).
●	Recession: Gold (GLD SPDR Gold Shares ETF)
●	Inflation: Short-term treasuries (iShares 1 to 3 Treasury Bond ETF)
●	Deflation: Aggregate bonds (iShares Core US Aggregate Bond ETF)

2.	Select Holdings: The Adviser selects the Underlying ETFs for each regime using a rigorous qualitative and quantitative evaluation process. This process considers factors such as active share (the percentage of an Underlying ETF’s holdings that differs from its benchmark index), active management process (for actively managed ETFs, the approach and strategies used by the Underlying ETF’s portfolio managers to seek to achieve the ETF’s investment objective), index methodology (for passively managed ETFs, the rules and criteria used to construct the index that the ETF tracks), and tax impacts (effects on after-tax returns). The Adviser will primarily select affiliated ETFs. It will select unaffiliated ETFs if it determines that there is not an appropriate affiliated ETF in which to invest the Fund’s assets.

3.	Optimize: The Adviser evaluates the Underlying ETFs based on price-to-earnings ratios (valuation measure), sales (revenue figures), return on equity (profitability measure), yield (income return), and credit quality (creditworthiness of issuers) to optimize the construction of each basket’s portfolio.

On a daily basis, the Adviser evaluates each of the Underlying ETFs, considering their performance track record, investment philosophy, and performance consistency and adjusts the Fund’s portfolio in an effort to seek to produce optimal results for the Fund.

The Adviser utilizes proprietary software to monitor specific metrics for each basket component in the Fund’s portfolio. If any of these metrics move outside predetermined target ranges, the Fund’s portfolio managers may adjust the Fund’s portfolio by reallocating assets within the existing basket or replacing a basket component with an alternative Underlying ETF.

For example, the software will identify if an equity ETF’s valuation metrics, such as price-to-earnings (P/E) ratio or sector exposure, exceed the target range. The portfolio managers will use this information to evaluate whether reallocating to another equity ETF with more favorable characteristics is appropriate. Similarly, for inflation-sensitive assets, the software analyzes historical performance and correlation to inflationary environments. If, for example, an Underlying ETF demonstrates weaker-than-expected performance in these conditions, the portfolio managers may replace it with one they believe is better positioned to perform in an inflationary environment.

Portfolio Construction

The Fund will typically hold between 10 and 25 Underlying ETFs. The Fund may invest in both actively managed and passively managed Underlying ETFs. The Fund will distribute income, if any, on an annual basis.

The Fund’s portfolio will be rebalanced to the 25% target allocations whenever the Fund adds a new Underlying ETF, removes an existing Underlying ETF, or substitutes Underlying ETFs within its portfolio. Additionally, the Fund’s portfolio managers will adjust the Fund’s allocations to restore the 25% target allocations if any basket exceeds 30% of the Fund’s total value.

The Fund is classified as “non-diversified” under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Underlying ETF Exposures

In pursuing the Fund’s investment objective across the four regimes, the Fund may invest in Underlying ETFs that invest in a range of securities and financial instruments and that are managed using various strategies. The Underlying ETFs may invest in derivative instruments, take short positions, and use leverage, each of which carries its own risks. In addition, the Fund may invest in 1933 Act registered ETPs that provide exposure to traditional commodities (like gold or oil). In addition to more traditional Underlying ETFs that invest in portfolios of stocks or bonds, the Fund may invest in:

●	Commodity ETFs – These Underlying ETFs seek exposure to certain commodities, such as gold or oil. Exposures are typically achieved through derivative instruments, such as futures contracts.
○	As part of the Fund’s investment in commodity ETFs, the Fund may invest in 1940 Act-registered Underlying ETFs that seek exposure to digital assets, such as Bitcoin, and may also include income as an objective. Exposures are primarily achieved through derivative instruments, such as futures contracts, or indirectly via investments in companies involved in blockchain technology. Neither the Fund nor any Underlying ETF invests directly in digital assets. The Fund will allocate no more than ten percent of its total assets to Underlying ETFs that provide digital asset exposure.

●	Multi-Asset ETFs – These Underlying ETFs seek exposure to multiple asset classes using various securities and derivative instruments, including options, futures and swaps.
●	Long/Short ETFs – These Underlying ETFs hold a portfolio of both long and short positions. Short positions involve the use of leverage.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.fire-etfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fire-etfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
FIRE Funds(TM) Wealth Builder ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
FIRE Funds(TM) Wealth Builder ETF | Asset Allocation Fund of Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by the Adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, the Adviser’s assumptions about asset classes and the Underlying ETFs may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Underlying ETFs’ performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Underlying ETFs in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying ETF’s investments can change due to market movements, the Underlying ETF’s investment adviser’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Underlying ETFs in proportion to the Fund’s allocation to those Underlying ETFs.

FIRE Funds(TM) Wealth Builder ETF | Affiliated Fund of Funds Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Affiliated Fund of Funds Structure Risks. The Adviser does not typically consider unaffiliated ETFs as investment options for the Fund. The Adviser is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, the Adviser may have an incentive to select an Underlying ETF that generates higher profitability for the Adviser over another Underlying ETF. In addition, the Adviser may be influenced by its view of the best interests of Underlying ETFs, such as a view that an Underlying ETF may benefit from additional assets or could be harmed by redemptions.

FIRE Funds(TM) Wealth Builder ETF | Underlying ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Underlying ETF Risks. The Fund will invest its assets in the Underlying ETFs, so the Fund’s investment performance will be directly related to the performance of the Underlying ETFs. The Fund’s NAV will change with changes in the value of the Underlying ETFs in which it invests. An investment in the Fund may entail more costs and expenses than the combined costs and expenses of direct investments in the Underlying ETFs. The Fund is exposed to the risks associated with investments in the following types of Underlying ETFs. In addition, each Underlying ETF is subject to “ETF Risks” described below.

FIRE Funds(TM) Wealth Builder ETF | Equity ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity ETF Risks. Underlying ETFs may include equity-focused ETFs, which are subject market, sector, liquidity, and management risks. Market risk involves potential losses from overall market declines. Sector risk arises when an Underlying ETF concentrates on specific sectors, causing greater volatility. Liquidity risk occurs if an ETF holds hard-to-sell securities, especially during market stress. Management risk depends on the success of the managers’ strategies. Additionally, using derivatives for hedging or investment purposes introduces counterparty and leverage risks, leading to possible significant losses.

FIRE Funds(TM) Wealth Builder ETF | Fixed Income Securities ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Fixed Income Securities ETF Risks. The Fund may invest in Underlying ETFs that provide exposure to bonds and other fixed-income instruments. These Underlying ETFs are subject to interest rate, credit, prepayment, and liquidity risks. Interest rate risk is the potential decline in bond prices due to rising rates. Credit risk involves issuers possibly defaulting on payments. Prepayment risk happens when issuers repay earlier than expected, reducing returns. Liquidity risk occurs if ETFs hold hard-to-sell bonds, especially during market turmoil. Using derivatives for hedging or investment purposes introduces counterparty and leverage risks, amplifying potential losses. Performance depends heavily on interest rates and the creditworthiness of issuers.

FIRE Funds(TM) Wealth Builder ETF | Commodity ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Commodity ETF Risks. The Fund may invest in Underlying ETFs that seek commodity exposure through derivatives face significant risks due to commodity market volatility. These include derivatives, counterparty, custodial, and liquidity risks, and specific risks associated with digital assets like Bitcoin. The evolving regulatory landscape, technological and cybersecurity risks, and the potential lack of 1940 Act protections add complexity and potential losses. Market volatility and operational risks make these ETFs susceptible to significant NAV fluctuations and losses.

FIRE Funds(TM) Wealth Builder ETF | Digital Assets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Digital Assets Risk. Underlying ETFs may have exposure to digital assets like Bitcoin, which are highly volatile and subject to technological, regulatory, and cybersecurity risks. Futures contracts on digital assets carry significant counterparty and liquidity risks. The evolving regulatory landscape adds further complexity and compliance challenges.

FIRE Funds(TM) Wealth Builder ETF | Potentially No 1940 Act Protections [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Potentially No 1940 Act Protections. Some traditional commodity ETFs (e.g., focused on gold or oil) may not be registered as investment companies under the 1940 Act, lacking the protections that statute provides, including safeguards against insider management and certain financial risks.

FIRE Funds(TM) Wealth Builder ETF | Multi-Asset ETFs Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Multi-Asset ETFs Risks. The Fund may invest in multi-asset ETFs, which aim to diversify exposure across multiple asset classes using various securities and derivative instruments. These Underlying ETFs are generally exposed to asset allocation, derivatives, counterparty, high portfolio turnover, and liquidity risks. Success depends on effective asset allocation strategies; failure can lead to underperformance and significant losses. Derivatives use and frequent trading amplify these risks, making these ETFs susceptible to market volatility and potential investor losses.

FIRE Funds(TM) Wealth Builder ETF | Long-Short ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Long-Short ETF Risks. The Fund may invest in long-short ETFs, which hold both long and short positions using leverage. These Underlying ETFs are exposed to leverage, short sale, counterparty, high portfolio turnover, liquidity, and market risks. Leverage magnifies gains and losses, causing high NAV volatility. The success of the long/short strategy is crucial; unsuccessful execution can result in significant underperformance and losses. These ETFs are particularly affected by market conditions and the management of long and short positions.

FIRE Funds(TM) Wealth Builder ETF | Aggregated Underlying ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Aggregated Underlying ETF Risks. The following risks associated with the Underlying ETFs, when combined, are expected to become principal risks at the Fund level due to their significant impact on the Fund’s overall performance, volatility, and ability to achieve its investment objective:

FIRE Funds(TM) Wealth Builder ETF | Market Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risks. Market risk is a significant factor across all economic regimes, particularly in the Prosperity Regime, where the Fund invests in equity-focused ETFs. Additionally, market fluctuations will affect the Underlying ETFs’ holdings in various asset classes across all regimes. As the Fund’s NAV depends on the performance of these ETFs, overall market downturns or unfavorable conditions in specific sectors or asset classes can lead to significant losses. This makes market risk a top-tier principal risk for the Fund.

FIRE Funds(TM) Wealth Builder ETF | Leverage Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Leverage Risks. Many of the Underlying ETFs, especially those employing options strategies (Prosperity Regime), long-short strategies (Recession Regime), and managed futures (Inflation Regime), use leverage to enhance returns. Leverage increases both the potential gains and losses and can result in greater volatility of the Fund’s NAV. Given that leverage is used across various strategies, the aggregation of leverage risk elevates it to a principal risk at the Fund level.

FIRE Funds(TM) Wealth Builder ETF | Liquidity Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risks. Liquidity risk is present in several Underlying ETFs, particularly in the Recession Regime (which includes long-short ETFs and alternative strategies) and the Inflation Regime (commodity-focused ETFs). ETFs holding less liquid assets or employing complex strategies may face difficulties in selling positions during market downturns, potentially leading to unfavorable prices or delays in meeting redemption requests. This risk becomes significant when aggregated across multiple Underlying ETFs and is thus a principal risk for the Fund.

FIRE Funds(TM) Wealth Builder ETF | Interest Rate and Duration Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Interest Rate and Duration Risk. In the Deflation Regime, the Fund invests in Underlying ETFs holding fixed-income securities and bonds. Rising interest rates typically lead to declines in bond prices, particularly for longer-duration bonds. Since interest rates and bond durations heavily influence the value of these Underlying ETFs, interest rate risk and duration risk become key drivers of the Fund’s overall volatility and are principal risks at the Fund level.

FIRE Funds(TM) Wealth Builder ETF | Credit Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Credit Risks. The Underlying ETFs in both the Deflation Regime (fixed-income ETFs) and parts of the Inflation Regime (corporate bond ETFs) are exposed to credit risk, especially when holding lower-rated or high-yield debt. A credit event, such as an issuer default or downgrade, could lead to substantial losses across the Fund’s portfolio. Given the reliance on ETFs that hold credit-sensitive instruments, credit risk becomes a principal risk for the Fund.

FIRE Funds(TM) Wealth Builder ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Derivatives Risk. Underlying ETFs in the Prosperity Regime (option-based strategies), Inflation Regime (managed futures strategies), and some Recession Regime ETFs may use derivatives, such as futures, options, and swaps. Derivatives carry risks related to leverage, counterparty failure, and liquidity, which could lead to substantial losses for the Fund if the derivatives market moves against the Underlying ETFs’ positions. Given the broad use of derivatives across the economic regimes, derivatives risk is aggregated and becomes a principal risk for the Fund.

FIRE Funds(TM) Wealth Builder ETF | Volatility Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Volatility Risk. Volatility risk is particularly relevant for Underlying ETFs in the Prosperity Regime, where the Fund invests in equities and option-based strategies. These strategies are highly sensitive to market fluctuations and can result in significant price swings. As the Fund’s portfolio is partially exposed to volatile strategies, especially during the Prosperity Regime, volatility risk becomes a principal risk for the Fund.

FIRE Funds(TM) Wealth Builder ETF | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Management Risk. Because the Fund’s strategy relies on the active management of both the Fund itself and the Underlying ETFs, management risk is elevated. The success of the Fund is tied to the Adviser’s ability to allocate assets among the four economic regimes and the portfolio managers’ skill in managing the Underlying ETFs. Poor investment decisions or unsuccessful strategies in any regime can significantly impact the Fund’s performance. As a result, management risk is a principal risk at the Fund level.

FIRE Funds(TM) Wealth Builder ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks
FIRE Funds(TM) Wealth Builder ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FIRE Funds(TM) Wealth Builder ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity. The bid-ask spread is generally smaller if Shares have more trading volume and market liquidity and larger if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may increase the bid-ask spread.  Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

FIRE Funds(TM) Wealth Builder ETF | Shares May Trade at Prices Other Than NAV [Member]
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Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

FIRE Funds(TM) Wealth Builder ETF | Trading [Member]
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Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

FIRE Funds(TM) Wealth Builder ETF | Inflation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

FIRE Funds(TM) Wealth Builder ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. Various errors and mistakes, such as misjudgments in security selection, improper risk assessment, or timing errors in implementing strategies, could negatively affect the Fund’s performance. There can be no guarantee that the Fund will meet its investment objective.

FIRE Funds(TM) Wealth Builder ETF | Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so

FIRE Funds(TM) Wealth Builder ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

FIRE Funds(TM) Wealth Builder ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

FIRE Funds(TM) Wealth Builder ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

FIRE Funds(TM) Wealth Builder ETF | FIRE Funds(TM) Wealth Builder ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIRS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[1],[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.48%	[1],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 189
FIRE Funds(TM) Income Target ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FIRE Funds™ Income Target ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The management fee waiver discussed above is reflected only through February 28, 2026. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income. In particular, the Fund seeks a 4% target annual income level (the “Annual 4% Target”). This target reflects the distribution of income generated from dividends, interest, and other earnings, such as those from real estate or derivatives, and excludes capital gains from asset sales. It represents the anticipated recurring income produced by the Fund’s underlying assets.

FIRE Philosophy

The FIRE (Financial Independence, Retire Early) movement encourages individuals to achieve financial independence by aggressively saving and investing, often with the goal of retiring early. Participants typically aim to reduce expenses and accumulate substantial wealth through a combination of disciplined saving, investing in growth-oriented assets, and maximizing returns over time. The movement promotes a long-term approach to financial freedom, allowing individuals to retire or pursue other life goals at an earlier stage than traditional retirement timelines.

The FIRE Retirement (Distribution) phase shifts the focus from wealth accumulation to generating a steady income while preserving capital. The FIRE Funds™ Income Target ETF is designed to seek to provide consistent income without anticipating ongoing withdrawals or returning capital to investors. The Fund seeks to achieve the Annual 4% Target, in line with the “4% Retirement Rule,” which suggests a sustainable income level for retirees. However, unlike traditional retirement strategies, the Fund aims to provide income through investment returns without requiring investors to withdraw from their principal or deplete their capital over time.

Strategy Overview

As a “fund of funds,” it invests its assets in shares of other ETFs. The Fund primarily invests in affiliated ETFs managed by Tidal Investments LLC (the “Adviser”), but it may also invest in unaffiliated ETFs (collectively, “Underlying ETFs”). The Fund will not invest in ETFs that are also structured as fund-of-funds or in ETFs that invest more than 10 percent of their assets in other investment companies and private funds.

The Adviser employs a barbell approach in implementing the Fund’s investment strategy, balancing two key components:

●	High-Yielding Assets: A portion of the Fund’s portfolio is allocated to Underlying ETFs that invest in higher-yielding assets and financial instruments. The selection of these ETFs follows an “Income Hierarchy,” prioritizing:

1.	Yield (the income return on an investment),
2.	Income Type (the source of income, such as dividends or interest),
3.	Leverage (the use of borrowed capital to increase potential return),
4.	Credit Quality (the creditworthiness of the issuer), and
5.	Duration (the sensitivity of the investment’s price to interest rate changes). The Fund does not have a defined limit on duration (or maturity).

●	Cash Equivalents and Low Volatility ETFs: The remaining portion of the Fund’s portfolio is invested in money market funds, Low-Volatility ETFs (ETFs that aim to reduce risk and provide stable returns), or directly in cash or cash equivalent securities. This allocation aims to provide stability and liquidity, allowing the Fund the flexibility to tactically increase its exposure to higher-yielding assets when, in the Adviser’s view, market conditions are favorable. The selection of these cash-equivalent securities follows a Safety Hierarchy, prioritizing:

1.	Low Volatility,
2.	Duration,
3.	Credit Quality,
4.	Leverage, and
5.	Income Type.

The Adviser seeks to optimize the balance between risk and return by allocating the Fund’s portfolio between two primary components: high-yielding assets, which generate income, and cash equivalents, which focus on capital preservation and liquidity for tactical opportunities. The allocation to each component is flexible, with high-yielding assets comprising 30% to 70% of the Fund’s portfolio and cash equivalents making up the remaining 30% to 70%. This range allows the Adviser to adjust allocations based on market conditions and investment opportunities.

The Adviser selects the Underlying ETFs for each asset class using a rigorous qualitative and quantitative evaluation process. This process considers factors such as active share (the percentage of an Underlying ETF’s holdings that differs from its benchmark index), active management process (for actively managed ETFs, the approach and strategies used by the Underlying ETF’s portfolio managers to seek to achieve the ETF’s investment objective), index methodology (for passively managed ETFs, the rules and criteria used to construct the index that the ETF tracks), and tax impacts (effects on after-tax returns). For higher-yielding assets, the Adviser evaluates the Underlying ETFs based on price-to-earnings ratios (valuation measure), sales (revenue figures), return on equity (profitability measure), yield (income return), and credit quality (creditworthiness of issuers) to optimize the construction of the basket’s portfolio. For cash equivalents, the Adviser focuses on the following metrics: yield, duration (sensitivity to interest rate changes), credit quality, volatility and drawdown risk (potential for a significant decline in value), and expense ratios.

The Adviser will primarily select affiliated ETFs. It will select unaffiliated ETFs if it determines that there is not an appropriate affiliated ETF in which to invest the Fund’s assets.

On daily basis, the Adviser evaluates each of the Underlying ETFs, considering their income profiles, investment philosophy, and performance consistency.

The Underlying ETFs strategies are not limited to traditional long-only investing. Rather, Underlying ETFs may take long and short positions in a wide range of securities, derivatives and other instruments. These more sophisticated and dynamic methods may improve the Fund’s risk-adjusted performance and provide additional protection during volatile markets.

4% Annual Target Considerations

The Adviser continuously monitors the projected yield of the Fund’s portfolio in relation to its Annual 4% Target. If the Fund’s projected yield falls below 4%, the portfolio managers may adjust the Fund’s allocation by increasing its exposure to higher-yielding assets or replacing certain Underlying ETFs with others that offer better income potential. Conversely, if the Fund’s projected yield significantly exceeds 4%, the portfolio managers may reduce its exposure to higher-yielding assets and increase the Fund’s allocations to cash equivalents or other lower-risk positions to manage risk while maintaining the target income level.

For example, if the income generated by current Underlying ETF holdings falls below the target, the Fund may sell those ETFs and purchase higher-yielding Underlying ETFs. If the Fund’s income exceeds the target, the Fund may reduce its high-yielding ETFs and increase its cash equivalent ETFs to preserve stability.

Portfolio Construction

The Fund will typically hold between 10 and 25 Underlying ETFs. The Fund may invest in both actively managed and passively managed Underlying ETFs.

The Fund’s portfolio is reallocated to seek to achieve the minimum target yield on a monthly basis. The Fund will distribute income on a monthly basis.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in Underlying ETFs that generate income.

The Fund is classified as “non-diversified” under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Underlying ETF Exposures

In pursuing the Fund’s investment objective across the two components, the Fund may invest in Underlying ETFs that invest in a range of securities and financial instruments and that are managed using various strategies. The Underlying ETF may invest in derivative instruments, take short positions, and use leverage, each of which carries its own risks. In addition to more traditional Underlying ETFs that invest in portfolios of stocks or bonds, the Fund may invest in:

●	Single Underlying Security ETFs – These Underlying ETFs seek exposure to a single underlying security, either long or short, and may also include seeking to generate income as an objective. Exposures are typically achieved through derivative instruments, such as options.

●	Commodity ETFs – These Underlying ETFs seek exposure to certain commodities, such as gold or oil. Exposures are typically achieved through derivative instruments, such as futures contracts.
○	As part of the Fund’s investment in commodity ETFs, the Fund may invest in 1940 Act-registered Underlying ETFs that seek exposure to digital assets, such as Bitcoin, and may also include income as an objective. Exposures may be achieved indirectly via investments in companies involved in blockchain technology. Alternatively, exposures may be achieved through derivative instruments, such as futures contracts. Neither the Fund nor any Underlying ETF invests directly in digital assets. The Fund will allocate no more than ten percent of its total assets to Underlying ETFs that provide digital asset exposure.
●	Multi-Asset ETFs – These Underlying ETFs seek exposure to multiple asset classes using various securities and derivative instruments, including options, futures and swaps.
●	Long/Short ETFs – These Underlying ETFs hold a portfolio of both long and short positions. Short positions involve the use of leverage.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.fire-etfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fire-etfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
FIRE Funds(TM) Income Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
FIRE Funds(TM) Income Target ETF | Asset Allocation Fund of Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by the Adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, the Adviser’s assumptions about asset classes and the Underlying ETFs may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Underlying ETFs’ performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Underlying ETFs in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying ETF’s investments can change due to market movements, the Underlying ETF’s investment adviser’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Underlying ETFs in proportion to the Fund’s allocation to those Underlying ETFs.

FIRE Funds(TM) Income Target ETF | Affiliated Fund of Funds Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Affiliated Fund of Funds Structure Risks. The Adviser does not typically consider unaffiliated ETFs as investment options for the Fund. The Adviser is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, the Adviser may have an incentive to select an Underlying ETF that generates higher profitability for the Adviser over another Underlying ETF.. In addition, the Adviser may be influenced by its view of the best interests of Underlying ETFs, such as a view that an Underlying ETF may benefit from additional assets or could be harmed by redemptions.

FIRE Funds(TM) Income Target ETF | Underlying ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Underlying ETF Risks. The Fund will invest its assets in the Underlying ETFs, so the Fund’s investment performance will be directly related to the performance of the Underlying ETFs. The Fund’s NAV will change with changes in the value of the Underlying ETFs in which it invests. An investment in the Fund may entail more costs and expenses than the combined costs and expenses of direct investments in the Underlying ETFs. The Fund is exposed to the risks associated with investments in the following types of Underlying ETFs. In addition, each Underlying ETF is subject to “ETF Risks” described below.

FIRE Funds(TM) Income Target ETF | Equity ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity ETF Risks. Underlying ETFs may include equity-focused ETFs, which are subject market, sector, liquidity, and management risks. Market risk involves potential losses from overall market declines. Sector risk arises when an Underlying ETF concentrates on specific sectors, causing greater volatility. Liquidity risk occurs if an ETF holds hard-to-sell securities, especially during market stress. Management risk depends on the success of the managers’ strategies. Additionally, using derivatives for hedging or investment purposes introduces counterparty and leverage risks, leading to possible significant losses.

FIRE Funds(TM) Income Target ETF | Fixed Income Securities ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Fixed Income Securities ETF Risks. The Fund may invest in Underlying ETFs that provide exposure to bonds and other fixed-income instruments. These Underlying ETFs are subject to interest rate, credit, prepayment, and liquidity risks. Interest rate risk is the potential decline in bond prices due to rising rates. Credit risk involves issuers possibly defaulting on payments. Prepayment risk happens when issuers repay earlier than expected, reducing returns. Liquidity risk occurs if ETFs hold hard-to-sell bonds, especially during market turmoil. Using derivatives for hedging or investment purposes introduces counterparty and leverage risks, amplifying potential losses. Performance depends heavily on interest rates and the creditworthiness of issuers.

FIRE Funds(TM) Income Target ETF | Commodity ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Commodity ETF Risks. The Fund may invest in Underlying ETFs that seek commodity exposure through derivatives face significant risks due to commodity market volatility. These include derivatives, counterparty, custodial, and liquidity risks, and specific risks associated with digital assets like Bitcoin. The evolving regulatory landscape, technological and cybersecurity risks, and the potential lack of 1940 Act protections add complexity and potential losses. Market volatility and operational risks make these ETFs susceptible to significant NAV fluctuations and losses.

FIRE Funds(TM) Income Target ETF | Digital Assets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Digital Assets Risk. Underlying ETFs may have exposure to digital assets like Bitcoin, which are highly volatile and subject to technological, regulatory, and cybersecurity risks. Futures contracts on digital assets carry significant counterparty and liquidity risks. The evolving regulatory landscape adds further complexity and compliance challenges.

FIRE Funds(TM) Income Target ETF | Potentially No 1940 Act Protections [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Potentially No 1940 Act Protections. Some traditional commodity ETFs (e.g., focused on gold or oil) may not be registered as investment companies under the 1940 Act, lacking the protections that statute provides, including safeguards against insider management and certain financial risks.

FIRE Funds(TM) Income Target ETF | Multi-Asset ETFs Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Multi-Asset ETFs Risks. The Fund may invest in multi-asset ETFs, which aim to diversify exposure across multiple asset classes using various securities and derivative instruments. These Underlying ETFs are generally exposed to asset allocation, derivatives, counterparty, high portfolio turnover, and liquidity risks. Success depends on effective asset allocation strategies; failure can lead to underperformance and significant losses. Derivatives use and frequent trading amplify these risks, making these ETFs susceptible to market volatility and potential investor losses.

FIRE Funds(TM) Income Target ETF | Long-Short ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Long-Short ETF Risks. The Fund may invest in long-short ETFs, which hold both long and short positions using leverage. These Underlying ETFs are exposed to leverage, short sale, counterparty, high portfolio turnover, liquidity, and market risks. Leverage magnifies gains and losses, causing high NAV volatility. The success of the long/short strategy is crucial; unsuccessful execution can result in significant underperformance and losses. These ETFs are particularly affected by market conditions and the management of long and short positions.

FIRE Funds(TM) Income Target ETF | Aggregated Underlying ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Aggregated Underlying ETF Risks. The following risks associated with the Underlying ETFs, when combined, are expected to become principal risks at the Fund level due to their significant impact on the Fund’s overall performance, volatility, and ability to achieve its investment objective:

FIRE Funds(TM) Income Target ETF | Market Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risks. Market risk is inherent in all of the Underlying ETFs, whether equity, fixed income, or multi-asset. The Fund’s performance will largely be determined by the overall movements in the market, making this a principal risk. If markets decline broadly, the value of the Fund’s Underlying ETFs will also decrease, negatively impacting the Fund’s NAV.

FIRE Funds(TM) Income Target ETF | Leverage Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Leverage Risks. Many of the Underlying ETFs, including those employing long/short strategies, commodity ETFs, and some multi-asset ETFs, use leverage to amplify returns. At the Fund level, the use of leverage across multiple ETFs increases the volatility of the Fund’s NAV and the potential for substantial losses, making this a principal risk. Leverage can magnify both gains and losses, heightening the risk profile of the Fund.

FIRE Funds(TM) Income Target ETF | Liquidity Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risks. Liquidity risk arises across a variety of Underlying ETFs, particularly equity ETFs in times of market stress, fixed-income ETFs holding illiquid bonds, commodity ETFs, and those investing in derivatives or short positions. The aggregation of these liquidity risks at the top-tier Fund level can lead to difficulties in meeting redemption requests or trading certain ETF shares at favorable prices, making liquidity risk a principal risk.

FIRE Funds(TM) Income Target ETF | Credit Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Credit Risks. Credit risk is especially significant in Underlying ETFs that invest in high-yield or lower-credit-quality fixed-income securities. If the issuers of these securities default or experience a downgrade in creditworthiness, it can lead to substantial losses for the Fund. The broad exposure to credit risk through multiple Underlying ETFs that invest in bonds or other income-generating instruments makes this a principal risk.

FIRE Funds(TM) Income Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Derivatives Risks. Many of the Underlying ETFs use derivatives such as options, futures, and swaps to achieve their investment objectives. Derivatives increase the risk of counterparty default, leverage, and liquidity issues, all of which can lead to significant losses for the Fund. The use of derivatives across a range of Underlying ETFs means that derivatives risk is aggregated and elevated to a principal risk for the Fund.

FIRE Funds(TM) Income Target ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk. Management risk arises from the potential for the Underlying ETFs’ portfolio managers to underperform or make poor investment decisions. Given the Fund’s reliance on the management of multiple ETFs, management risk is compounded. If the Underlying ETFs fail to meet their objectives or the Adviser’s allocation decisions prove ineffective, this risk directly affects the Fund’s performance, elevating it to a principal risk.

FIRE Funds(TM) Income Target ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks
FIRE Funds(TM) Income Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FIRE Funds(TM) Income Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity. The bid-ask spread is generally smaller if Shares have more trading volume and market liquidity and larger if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may increase the bid-ask spread.  Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

FIRE Funds(TM) Income Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

FIRE Funds(TM) Income Target ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

FIRE Funds(TM) Income Target ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

FIRE Funds(TM) Income Target ETF | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. Various errors and mistakes, such as misjudgments in security selection, improper risk assessment, or timing errors in implementing strategies, could negatively affect the Fund’s performance. There can be no guarantee that the Fund will meet its investment objective.

FIRE Funds(TM) Income Target ETF | Market Events Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so

FIRE Funds(TM) Income Target ETF | New Fund Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

FIRE Funds(TM) Income Target ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

FIRE Funds(TM) Income Target ETF | Operational Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

FIRE Funds(TM) Income Target ETF | Single Underlying Security ETF Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Single Underlying Security ETF Risks. The Fund may invest in ETFs that seek exposure to single underlying security through derivatives. These Underlying ETFs face high volatility due to their concentrated strategy. They are exposed to call writing strategy, counterparty, derivatives, high portfolio turnover, liquidity, distribution, and NAV erosion risks. These ETFs are particularly susceptible to the performance and risks of their underlying security, which may lead to significant deviations from the market and potential investor losses.

FIRE Funds(TM) Income Target ETF | Interest Rate Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Interest Rate Risks. Underlying ETFs that invest in fixed-income securities, whether government or corporate bonds, are exposed to interest rate risk. Rising interest rates generally cause bond prices to fall, which can reduce the value of the Underlying ETFs and, in turn, the Fund. Since the Fund aims to generate income and holds ETFs that are sensitive to rate changes, interest rate risk becomes a principal concern.

FIRE Funds(TM) Income Target ETF | FIRE Funds(TM) Income Target ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIRI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.19%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5],[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[5],[6],[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[5],[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%	[5],[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 258

[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
[4]	The Adviser has contractually agreed to reduce its unitary management fee to 0.00% of the Fund’s average daily net assets through at least February 28, 2026. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.
[5]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[6]	Based on estimated amounts for the current fiscal year.
[7]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
[8]	The Adviser has contractually agreed to reduce its unitary management fee to 0.00% of the Fund’s average daily net assets through at least February 28, 2026. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.